American Century Investments®
Quarterly Portfolio Holdings
Disciplined Growth Fund
March 31, 2023

Disciplined Growth - Schedule of Investments
MARCH 31, 2023 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 99.6%
Aerospace and Defense — 1.2%
Lockheed Martin Corp.	21,275	10,057,331
Air Freight and Logistics — 2.4%
CH Robinson Worldwide, Inc.	72,198	7,174,315
Expeditors International of Washington, Inc.	67,132	7,392,576
United Parcel Service, Inc., Class B	28,068	5,444,911
		20,011,802
Automobiles — 1.9%
Tesla, Inc.(1)	75,056	15,571,118
Beverages — 0.4%
Monster Beverage Corp.(1)	41,130	2,221,431
PepsiCo, Inc.	6,833	1,245,656
		3,467,087
Biotechnology — 3.9%
Exelixis, Inc.(1)	77,981	1,513,611
Halozyme Therapeutics, Inc.(1)	48,993	1,871,043
Incyte Corp.(1)	105,824	7,647,901
Moderna, Inc.(1)	12,438	1,910,228
Regeneron Pharmaceuticals, Inc.(1)	8,187	6,727,012
Vertex Pharmaceuticals, Inc.(1)	42,071	13,255,310
		32,925,105
Broadline Retail — 3.7%
Amazon.com, Inc.(1)	248,962	25,715,285
eBay, Inc.	89,304	3,962,419
Etsy, Inc.(1)	15,876	1,767,475
		31,445,179
Building Products — 1.5%
Builders FirstSource, Inc.(1)	57,452	5,100,589
Lennox International, Inc.	11,186	2,810,818
Trex Co., Inc.(1)	43,165	2,100,840
UFP Industries, Inc.	31,795	2,526,749
		12,538,996
Capital Markets — 2.0%
Cboe Global Markets, Inc.	13,436	1,803,649
FactSet Research Systems, Inc.	6,442	2,674,010
LPL Financial Holdings, Inc.	14,307	2,895,737
Moody's Corp.	14,697	4,497,576
S&P Global, Inc.	13,567	4,677,494
		16,548,466
Chemicals — 0.7%
Livent Corp.(1)	113,364	2,462,266
Olin Corp.	68,696	3,812,628
		6,274,894
Commercial Services and Supplies — 0.6%
Cintas Corp.	1,866	863,361
Rollins, Inc.	113,564	4,262,057
		5,125,418
Communications Equipment — 0.5%
Cisco Systems, Inc.	72,890	3,810,325

Ubiquiti, Inc.	2,460	668,357
		4,478,682
Consumer Staples Distribution & Retail — 3.0%
Casey's General Stores, Inc.	27,527	5,958,494
Costco Wholesale Corp.	32,718	16,256,593
Sysco Corp.	37,224	2,874,810
		25,089,897
Electrical Equipment — 0.9%
Atkore, Inc.(1)	29,245	4,108,338
nVent Electric PLC	75,824	3,255,882
		7,364,220
Entertainment — 0.1%
World Wrestling Entertainment, Inc., Class A	8,476	773,520
Food Products — 0.4%
Hershey Co.	12,692	3,228,972
Ground Transportation — 0.5%
Old Dominion Freight Line, Inc.	11,422	3,893,074
Health Care Equipment and Supplies — 2.3%
Abbott Laboratories	83,091	8,413,795
DexCom, Inc.(1)	25,279	2,936,914
IDEXX Laboratories, Inc.(1)	11,718	5,859,938
Shockwave Medical, Inc.(1)	9,445	2,047,959
		19,258,606
Health Care Providers and Services — 1.2%
Molina Healthcare, Inc.(1)	19,178	5,129,923
UnitedHealth Group, Inc.	10,268	4,852,554
		9,982,477
Health Care Technology — 1.6%
Doximity, Inc., Class A(1)	39,722	1,286,198
Veeva Systems, Inc., Class A(1)	64,081	11,777,447
		13,063,645
Hotels, Restaurants and Leisure — 2.0%
Airbnb, Inc., Class A(1)	9,344	1,162,394
Domino's Pizza, Inc.	8,863	2,923,638
Expedia Group, Inc.(1)	45,315	4,396,914
Starbucks Corp.	57,894	6,028,502
Wingstop, Inc.	7,041	1,292,587
Yum! Brands, Inc.	6,264	827,349
		16,631,384
Household Durables — 0.3%
NVR, Inc.(1)	449	2,501,913
Insurance — 2.0%
Aon PLC, Class A	18,451	5,817,416
Marsh & McLennan Cos., Inc.	67,627	11,263,277
		17,080,693
Interactive Media and Services — 6.3%
Alphabet, Inc., Class A(1)	326,091	33,825,419
Alphabet, Inc., Class C(1)	63,687	6,623,448
Meta Platforms, Inc., Class A(1)	60,057	12,728,481
		53,177,348
IT Services — 3.9%
EPAM Systems, Inc.(1)	6,274	1,875,926
Gartner, Inc.(1)	18,368	5,983,743
GoDaddy, Inc., Class A(1)	23,420	1,820,202
Mastercard, Inc., Class A	55,338	20,110,383

Visa, Inc., Class A	13,132	2,960,741
		32,750,995
Leisure Products — 0.1%
YETI Holdings, Inc.(1)	30,628	1,225,120
Life Sciences Tools and Services — 1.1%
Danaher Corp.	14,052	3,541,666
Mettler-Toledo International, Inc.(1)	3,495	5,348,084
		8,889,750
Metals and Mining — 0.2%
Nucor Corp.	10,803	1,668,739
Oil, Gas and Consumable Fuels — 2.0%
Cheniere Energy, Inc.	30,777	4,850,455
Chevron Corp.	23,100	3,768,996
ConocoPhillips	16,829	1,669,605
Exxon Mobil Corp.	63,317	6,943,343
		17,232,399
Paper and Forest Products — 0.3%
Louisiana-Pacific Corp.	43,058	2,334,174
Personal Care Products — 0.5%
Estee Lauder Cos., Inc., Class A	17,461	4,303,438
Pharmaceuticals — 1.8%
Merck & Co., Inc.	93,449	9,942,039
Novo Nordisk A/S, ADR	34,851	5,546,188
		15,488,227
Semiconductors and Semiconductor Equipment — 8.9%
Advanced Micro Devices, Inc.(1)	54,196	5,311,750
Applied Materials, Inc.	25,045	3,076,277
Broadcom, Inc.	19,169	12,297,680
Enphase Energy, Inc.(1)	22,376	4,705,225
Microchip Technology, Inc.	84,115	7,047,155
Monolithic Power Systems, Inc.	5,950	2,978,213
NVIDIA Corp.	96,236	26,731,474
Power Integrations, Inc.	16,261	1,376,331
QUALCOMM, Inc.	82,525	10,528,539
Texas Instruments, Inc.	4,655	865,877
		74,918,521
Software — 18.6%
Adobe, Inc.(1)	33,229	12,805,460
Autodesk, Inc.(1)	21,138	4,400,086
Cadence Design Systems, Inc.(1)	24,110	5,065,270
Crowdstrike Holdings, Inc., Class A(1)	27,036	3,710,961
DocuSign, Inc.(1)	19,804	1,154,573
Dropbox, Inc., Class A(1)	64,263	1,389,366
Fair Isaac Corp.(1)	6,277	4,410,785
Fortinet, Inc.(1)	23,757	1,578,890
Intuit, Inc.	18,201	8,114,552
Microsoft Corp.	350,350	101,005,905
Qualys, Inc.(1)	7,786	1,012,336
ServiceNow, Inc.(1)	24,283	11,284,796
		155,932,980
Specialty Retail — 5.8%
Home Depot, Inc.	33,146	9,782,047
Lowe's Cos., Inc.	78,765	15,750,637
O'Reilly Automotive, Inc.(1)	13,211	11,215,875

Ulta Beauty, Inc.(1)	21,870	11,933,803
		48,682,362
Technology Hardware, Storage and Peripherals — 14.0%
Apple, Inc.	686,641	113,227,101
Pure Storage, Inc., Class A(1)	170,811	4,357,388
		117,584,489
Textiles, Apparel and Luxury Goods — 1.4%
Crocs, Inc.(1)	31,300	3,957,572
Deckers Outdoor Corp.(1)	5,312	2,388,010
lululemon athletica, Inc.(1)	10,444	3,803,600
Under Armour, Inc., Class A(1)	192,540	1,827,205
		11,976,387
Trading Companies and Distributors — 1.6%
Fastenal Co.	100,841	5,439,364
Watsco, Inc.	16,958	5,395,357
WW Grainger, Inc.	3,498	2,409,457
		13,244,178
TOTAL COMMON STOCKS (Cost $546,903,038)		836,721,586
SHORT-TERM INVESTMENTS — 0.7%
Money Market Funds†
State Street Institutional U.S. Government Money Market Fund, Premier Class	1,447	1,447
Repurchase Agreements — 0.7%
BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 1.125% - 4.375%, 8/15/40 - 5/15/49, valued at $1,505,506), in a joint trading account at 4.67%, dated 3/31/23, due 4/3/23 (Delivery value $1,452,674)		1,452,109
Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 3.625%, 3/31/28, valued at $4,284,017), at 4.81%, dated 3/31/23, due 4/3/23 (Delivery value $4,201,684)		4,200,000
		5,652,109
TOTAL SHORT-TERM INVESTMENTS (Cost $5,653,556)		5,653,556
TOTAL INVESTMENT SECURITIES — 100.3% (Cost $552,556,594)		842,375,142
OTHER ASSETS AND LIABILITIES — (0.3)%		(2,491,179)
TOTAL NET ASSETS — 100.0%		$839,883,963

NOTES TO SCHEDULE OF INVESTMENTS
ADR	–	American Depositary Receipt
†Category is less than 0.05% of total net assets.
(1)Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the fund is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Directors oversees the valuation designee and reviews its valuation policies and procedures at least annually.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers.

Open-end management investment companies are valued at the reported NAV per share. Repurchase agreements are valued at cost, which approximates fair value.

If the valuation designee determines that the market price for a portfolio security is not readily available or is believed by the valuation designee to be unreliable, such security is valued at fair value as determined in good faith by the valuation designee, in accordance with its policies and procedures. Circumstances that may cause the fund to determine that market quotations are not available or reliable include, but are not limited to: when there is a significant event subsequent to the market quotation; trading in a security has been halted during the trading day; or trading in a security is insufficient or did not take place due to a closure or holiday.

The valuation designee monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; regulatory news, governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The valuation designee also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that it deems appropriate. The valuation designee may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund's investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund's portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Common Stocks	$836,721,586	—	—
Short-Term Investments	1,447	$5,652,109	—
	$836,723,033	$5,652,109	—
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.